Income Taxes (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Contingency [Line Items]
Document Fiscal Year Focus	2015
Unrecognized Tax Benefits, Increases Resulting from Current Period Tax Positions	$ 3	$ 5	$ 9
Unrecognized Tax Benefits, Decrease Resulting from Prior Period Tax Positions	(6)	(26)	0
Reconciliation of the beginning and ending amounts of unrecognized tax benefits
Beginning balance	19	41	37
Reductions due to a lapse of the applicable statute of limitation	0	0	(5)
Other movements	6	(1)	0
Ending balance	$ 22	$ 19	$ 41